Expense Example, No Redemption {- Fidelity Advisor® Equity Growth Fund} - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-12 - Fidelity Advisor® Equity Growth Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Equity Growth Fund-Class A
Expense Example, No Redemption:
1 Year	$ 670
3 Years	872
5 Years	1,091
10 Years	1,718
Fidelity Advisor Equity Growth Fund-Class M
Expense Example, No Redemption:
1 Year	471
3 Years	727
5 Years	1,002
10 Years	1,787
Fidelity Advisor Equity Growth Fund-Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	2,095
Fidelity Advisor Equity Growth Fund - Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Fidelity Advisor Equity Growth Fund-Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762